                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007.
                                               -----------------------

THIS FILING LISTS SECURITIES REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 14, 2008 OR IS NO LONGER NEEDED.

Check Here if Amendment /X/; Amendment Number:      2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      10 Duke of York Square
                 -------------------------------
                 London SW3 4LY
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote                London, England    February 14, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3
                                        --------------------

Form 13F Information Table Entry Total: 11
                                        --------------------

Form 13F Information Table Value Total:  505,080 (x $1,000)
                                        --------------------
                                            (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
    ------    -----------------         --------------------------------------
    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         --------------------------------------
    03        28-12127                  Polygon Investment Partners HK Limited
    ------    -----------------         --------------------------------------

FORM 13F INFORMATION TABLE

                        TITLE OF              VALUE    SHARES/  SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           CLASS      CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------          --------  ---------  --------  -------  ---  ----  ----------  --------  -------- ------  ----
ALCOA INC                  PUT    013817951     4862    120000   SH   PUT  DEFINED     01:02:03    120000   0      0
ALLTEL CORP                COM    020039103   119718   1772300   SH        DEFINED     01:02:03   1772300   0      0
HARRAHS ENTMT INC          COM    413619107    24582    288325   SH        DEFINED     01:02:03    288325   0      0
HEXCEL CORP NEW            COM    428291108    10535    500000   SH        DEFINED     01:02:03    500000   0      0
MANOR CARE INC NEW         COM    564055101    32645    500000   SH        DEFINED     01:02:03    500000   0      0
POGO PRODUCING CO          COM    730448107    59160   1164800   SH        DEFINED     01:02:03   1164800   0      0
SOVEREIGN BANCORP INC      COM    845905108    70854   3351700   SH        DEFINED     01:02:03   3351700   0      0
TXU CORP                   COM    873168108    12517    186000   SH        DEFINED     01:02:03    186000   0      0
VALUECLICK INC             COM    92046N102    10311    350000   SH        DEFINED     01:02:03    350000   0      0
VENTANA MED SYS INC        COM    92276H106   111786   1446700   SH        DEFINED     01:02:03   1446700   0      0
WAL MART STORES INC        COM    931142103    48110   1000000   SH        DEFINED     01:02:03   1000000   0      0